EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 21 — EMPLOYEE BENEFITS

Total assets and liabilities of all types of employee benefits granted by the Company and its subsidiaries as of December 31, 2021 are as follows:

	2021	2020
Plan assets - Defined contribution pension plan	4,942	39,196
Total assets	4,942	39,196
Actuarial liabilities - Defined benefit pension plan	1,083,719	1,441,592
Acturial liabilities - Post-employment health care benefit	318,181	362,944
Retirement and termination benefit liabilities	13,290	56,903
Total liabilities	1,415,190	1,861,439
Current	39	208
Non-current	1,415,151	1,861,231

a) Post-employment defined benefit pension plan

The Company’s Canadian and US subsidiaries sponsor defined benefit plans (Canadian Plan and American Plan), collectively referred to as the North American Plans, that cover substantially all their employees and provide supplemental benefits to employees during retirement.

Additionally, the Company and its subsidiaries in Brazil sponsored a defined benefit pension plan (Brazilian plans), which are managed through Gerdau - Sociedade de Previdência Privada, a closed supplementary pension entity. In 2010, it was approved the settlement of a defined benefit plan, in which the participants had the rights for the benefit settled. All participants of those plans, which are now settled, were able to: (i) choose to adhere to a new defined contribution plan, when it was authorized to transfer the amount related to the individual mathematical reserve from the settled plan for the new plan and add amounts to this reserve through future contributions and sponsors, plus the resources profitability; or (ii) do not transfer the reserve and maintain the benefit settled in the defined benefit plan, adjusted by the INPC (National Index of Consumer Prices).

The assumptions adopted for pension plans can have a significant effect on the amounts disclosed and recorded for these plans. Due to the migration process and the closing of the Brazilian pension plans in 2010, the Company is not calculating the potential effects of changes in discount rates and expected return rate on assets for these plans. The potential effects of changes to the North American Plans on the Consolidated Statement of Income are presented below:

	1% Increase	1% Decrease
Discount rate	(17,822)	10,392

The accumulated amount recognized in other Comprehensive Income for employee benefits is R$ (920,478) as of December 31, 2021 (R$ (1,173,010) as of December 31, 2020).

Defined Benefit Pension Plan

The current expenses of the defined benefit pension plans are as follows:

	2021	2020	2019
Cost of current service	74,840	69,323	54,518
Interest expense	170,897	191,326	189,544
Return on plan assets	(136,933)	(156,475)	(163,148)
Past service cost	7,093	3,967	2,302
Settlement	(847)	(11,609)	(4,712)
Interest cost on unrecoverable surplus	4,371	7,413	16,247
Net pension cost	119,421	103,945	94,751

The reconciliations of assets and liabilities of the plans are as follows:

	2021	2020
Present value of defined benefit obligation	(5,409,065)	(5,921,285)
Fair value of plan assets	4,647,361	4,652,000
Asset ceiling restrictions on recognition of net funded assets	(322,015)	(172,307)
Net	(1,083,719)	(1,441,592)
Defined benefit obligation	(1,083,719)	(1,441,592)

Changes in plan assets and actuarial liabilities were as follows:

	2021	2020	2019
Variation of the plan obligations
Obligation at the begining of the year	5,921,285	4,601,965	4,391,251
Cost of service	74,840	69,323	54,518
Interest expense	170,897	191,326	189,544
Payments of the benefits	(486,310)	(434,650)	(309,817)
Past service cost	7,093	3,967	2,302
Settlement	(228,881)	(190,948)	(498,493)
Acturial remeasurements	(457,421)	467,106	546,911
Exchange Variance	407,562	1,213,196	225,749
Obligation at the end of the year	5,409,065	5,921,285	4,601,965

	2021	2020	2019
Variation of the plan assets
Fair value of the plan assets at the begining of the year	4,652,000	3,656,891	3,568,934
Return of the plan assets	136,933	156,475	163,148
Contributions from sponsors	244,123	224,979	162,650
Settlement	(228,034)	(179,339)	(493,781)
Payments of benefits	(486,310)	(434,650)	(309,817)
Remeasurement	25,498	334,675	386,767
Exchange Variance	303,151	892,969	178,990
Fair value of plan assets at the end of the year	4,647,361	4,652,000	3,656,891

The fair value of plan assets includes shares of the Company in the amount of R$17,785 as of December 31, 2021 (R$8,745 as of December 31, 2020).

Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income are as follows:

	2021	2020	2019
Remeasurements	(25,498)	(334,675)	(386,767)
Actuarial Remeasurements	(457,421)	467,106	546,911
Restriction recognized in Other Comprehensive Income	178,941	(42,317)	(94,198)
Remeasurements recognized in Other Comprehensive Income	(303,978)	90,114	65,946

The historical actuarial remeasurements are as follows:

	2021	2020	2019	2018	2017
Present value of defined benefit obligation	(5,409,065)	(5,921,285)	(4,601,965)	(4,391,251)	(4,314,592)
Fair value of the plan assets	4,647,361	4,652,000	3,656,891	3,568,934	3,456,613
Surplus (Deficit)	(761,704)	(1,269,285)	(945,074)	(822,317)	(857,979)
Experience adjustments on plan liabilities (Gain)	(457,421)	467,106	546,911	(370,083)	235,549
Experience adjustments on plan assets (Gain)	(25,498)	(334,675)	(386,767)	253,301	(232,214)

Actuarial remeasurements are recognized in the period in which they occur and are recorded directly in comprehensive income.

The allocations for plan assets are presented below:

	2021
	Brazilian Plans	American Plans
Fixed income	99.2%	50.4%
Variable income	—	43.0%
Others	0.8%	6.6%
Total	100.0%	100.0%

	2020
	Brazilian Plans	American Plans
Fixed income	99.1%	46.6%
Variable income	—	47.1%
Others	0.9%	6.3%
Total	100.0%	100.0%

The investment strategy for the Brazilian Plan is based on a long-term macroeconomic scenario. This scenario assumes a reduction in Brazil’s sovereign risk, moderate economic growth, stable levels of inflation, exchange rates and moderate interest rates.

The Canadian and American subsidiaries have an Investment Committee that defines the investment policy for the defined benefit plans. The primary investment objective is to ensure the security of benefits that were accrued under the plans, providing an adequately funded asset pool which is separated and independent of the Company. To reach this objective, the fund must invest in a manner that adheres to safeguards and diversification to which a prudent investor of pension funds would normally adhere. These subsidiaries retain specialized consultants that advice and support Investment Committee decisions and recommendations.

The asset mix policy considers the principles of diversification and long-term investment goals, as well as liquidity requirements. To do this, the target allocation ranges between 50% in shares, 40% in debt securities and 10% in alternative securities, and for Brazilian Plan it is close to 100% in fixed income.

The tables below show a summary of the assumptions used to calculate the defined benefit plans in 2021 and 2020, respectively:

	2021
	Brazilian Plan	North America Plan
Average discount rate	8.82%	2.80% -2.90%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2021
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2021
Rate of rotation	Null	Based on age and/or the service

	2020
	Brazilian Plan	North America Plan
Average discount rate	6.56%	2.25% - 2.50%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2020
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2020
Rate of rotation	Null	Based on age and/or the service

b) Post-employment defined contribution pension plan

The Company and its subsidiaries in Brazil, in the United States and in Canada maintain a defined contribution plan to which contributions are made by the sponsor in proportion to the contributions made by its participating employees. The total cost of these plans was R$162,133 in 2021 (R$133,963 in 2020).

c) Post-employment health care benefit plan

The North American plans include, in addition to pension benefits, specific health care benefits for employees who retire after a certain age and with a certain number of years of service. The Americans and Canadian subsidiaries have the right to change or eliminate these benefits, and the contributions are actuarially calculated.

The net periodic costs of post-employment health care benefits are as follows:

	2021	2020	2019
Current service cost	3,458	4,964	3,302
Interest expense	8,239	11,311	10,656
Past service cost	(32,434)	(660)	(2,717)
Net cost pension benefit	(20,737)	15,615	11,241

The funded status of the post-employment health benefits plans is as follows:

	2021	2020
Present value of obligations	(318,181)	(362,944)
Total net liabilities	(318,181)	(362,944)

Changes in plan assets and actuarial liabilities were as follows:

	2021	2020	2019
Change in benefit obligation
Benefit obligation at beginning of the year	362,944	298,989	272,959
Cost of service	3,458	4,964	3,302
Interest expense	8,239	11,311	10,656
Past service cost	(32,434)	(660)	(2,717)
Contributions from participants	2,032	2,349	2,088
Payment of benefits	(17,431)	(20,870)	(15,331)
Remeasurements	(36,938)	(23,533)	11,202
Exchange variations	28,311	90,394	16,830
Benefit obligation at the end of the year	318,181	362,944	298,989

	2021	2020	2019
Change in plan assets
Contributions from sponsors	24,713	19,150	13,243
Contributions from participants	2,032	2,349	2,088
Payments of benefits	(26,745)	(21,499)	(15,331)
Fair value of plan assets at end of the year	—	—	—

The historical actuarial gains and losses of the plans are as follows:

	2021	2020	2019	2018	2017
Present value of defined benefit obligation	(318,181)	(362,944)	(298,989)	(272,959)	(316,364)
Deficit	(318,181)	(362,944)	(298,989)	(272,959)	(316,364)
Experience adjustments on plan liabilities	(36,938)	(23,533)	11,202	(40,841)	(14,452)

The amounts recognized as actuarial gains and losses in other comprehensive income are as follows:

	2021	2020	2019
Losses / Gains on actuarial obligation	(36,938)	(23,533)	11,202
Actuarial losses recognized in Equity	(36,938)	(23,533)	11,202

The accounting assumptions adopted for post-employment health benefits are as follows:

	2021	2020
Average discount rate	2.80% - 2.90%	2.25% - 2.50%
Health treatment - rate assumed next year	4.99% - 6.20%	6.10% - 6.50%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	3.20% - 4.50%	4.00% - 4.40%

The assumptions adopted for post-employment health benefits have a significant effect on the amounts disclosed and recorded for post-employment health benefits plans. The change of one-point percentage on discount rates would have the following effects:

	1% Increase	1% Decrease
Effect over total service costs and interest costs	1,710	(1,327)
Effect over benefit plan obligations	32,082	(26,573)

d) Other retirement and termination benefits

The benefits of this plan provide a compensation supplement up to retirement date, cost of living allowance, and other benefits as a result of termination and retirement of the employees. The Company estimates that the total obligation for these benefits was R$13,290 as of December 31, 2021 (R$56,903 as of December 31, 2020).